Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 29, 2016
Entity Registrant Name	dei_EntityRegistrantName	TIFF INVESTMENT PROGRAM
Entity Central Index Key	dei_EntityCentralIndexKey	0000916622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2016
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016